CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares [Member]	Treasury stock [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2010	$ 396,422,834	$ 17,571		$ 140,305,556	$ 116,881,004	$ 6,276,868	$ 132,941,835
Balance, shares at Dec. 31, 2010		175,714,103
Net income (loss)	34,914,112				33,323,952		1,590,160
Other comprehensive income	18,483,256					12,167,255	6,316,001
Share-based compensation	2,206,025			2,206,025
Balance at Dec. 31, 2011	452,026,227	17,571		142,511,581	150,204,956	18,444,123	140,847,996
Balance, shares at Dec. 31, 2011		175,714,103
Net income (loss)	(115,637,415)				(111,928,941)		(3,708,474)
Other comprehensive income	3,838,790					2,206,182	1,632,608
Share-based compensation	2,249,834			2,249,834
Stock Repurchases	(500,724)	(283)	(494,928)	(5,513)
Stock Repurchases, shares		(2,836,670)
Disposal of Nanjing Daqo New Energy Co., Ltd	(1,099,299)					(1,099,299)
Balance at Dec. 31, 2012	340,877,413	17,288	(494,928)	144,755,902	38,276,015	19,551,006	138,772,130
Balance, shares at Dec. 31, 2012		172,877,433
Net income (loss)	(221,090,508)				(70,943,484)		(150,147,024)
Other comprehensive income	5,543,033					4,148,190	1,394,843
Share-based compensation	1,881,401			1,881,401
Deconsolidation of Daqo New Material Co., Ltd.	9,980,051						9,980,051
Exercise of options	135,171	55	96,256	38,860
Exercise of options, shares		550,420
Balance at Dec. 31, 2013	$ 137,326,561	$ 17,343	$ (398,672)	$ 146,676,163	$ (32,667,469)	$ 23,699,196
Balance, shares at Dec. 31, 2013		173,427,853